Warrants - Series D Warrants - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2016	Dec. 30, 2015 $ / shares $ / Unit shares	Dec. 31, 2016	Dec. 31, 2015 $ / shares $ / Unit shares	Mar. 31, 2016 $ / shares shares	Feb. 29, 2016 $ / shares	Dec. 31, 2014 shares
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				13,219,597	66,789,624		5,447,940
Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Exercise price | $ / shares					$ 5.60
Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding		19.90%
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				3,503,116	3,503,116
Exercise price | $ / shares				$ 1.85
Series D Warrant | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					100,090
Series D Warrant | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Warrants Exercisable		100,090
Exercise price | $ / shares		$ 64.75
Conversion feature, floor price | $ / Unit		40.60
Series D Warrant | Scenario, Forecast
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding			16.60%
Series D Warrant | Scenario, Forecast | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding	16.60%
Series D Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				100,090
Exercise price | $ / shares				$ 64.75	$ 7.00	$ 5.60
Exercise period				5 years
Description of warrant terms				Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Series D Warrant will be exercisable initially at an exercise price of $64.75 per share, subject to adjustments for certain dilutive events and subject to an exercise price floor equal to $40.60 per share.
Series D Warrant | Common Stock | Minimum
Class Of Warrant Or Right [Line Items]
Conversion feature, floor price | $ / Unit				40.60